Investment Strategy	Jan. 31, 2026
FundX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The FundX ETF is a fund-of-funds and as such invests primarily in exchange traded funds (“ETFs”) (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks.
Because markets change, the Advisor manages the Fund’s portfolio using an active investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the FundX ETF will invest predominantly in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well‑established U.S. and foreign companies with a wide range of market capitalizations.
Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Underlying ETFs allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The FundX ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities.
To a lesser extent the FundX ETF may also invest a portion of its assets in Sector and Aggressive Equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin. Sector and Aggressive Equity Underlying ETFs may be riskier than Core Equity Underlying ETFs, but may hold the potential for higher reward. Sector and Aggressive Equity Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets. The FundX ETF may hold up to 50% of its assets in Underlying ETFs that focus on emerging markets. The FundX ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the FundX ETF will invest predominantly in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well‑established U.S. and foreign companies with a wide range of market capitalizations.
FundX Aggressive ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Aggressive ETF invests primarily in exchange traded funds (“ETFs”) (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks.
Because markets change, the Advisor manages the Aggressive ETF’s portfolio using an active investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the Aggressive ETF will invest in Sector and Aggressive Equity Underlying ETFs, as well as in Core Equity Underlying ETFs. Sector and Aggressive Equity Underlying ETFs may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or in commodities such as precious metals, or in real estate, or may make significant use of complex investment techniques, such as leverage, short sales and margin. They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes. The Aggressive ETF will not take direct exposure in derivative instruments. Sector and Aggressive Equity Underlying ETFs may be riskier than Core Equity Underlying ETFs, but may provide the potential for higher reward. Sector and Aggressive Equity Underlying ETFs allow the Aggressive ETF to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets. The Aggressive ETF is not limited in the amount of its assets it holds in Underlying ETFs that focus on emerging markets.
The Aggressive ETF may also invest in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Funds allow the Fund to participate in broader stock market leadership trends, such as rotation between value and growth stocks, small- and large-cap stocks, and domestic and international stocks. The Aggressive ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities. The Aggressive ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Aggressive ETF will invest in Sector and Aggressive Equity Underlying ETFs, as well as in Core Equity Underlying ETFs. Sector and Aggressive Equity Underlying ETFs may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or in commodities such as precious metals, or in real estate, or may make significant use of complex investment techniques, such as leverage, short sales and margin.
FundX Flexible ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Flexible ETF is an ETF-of-ETFs and as such invests primarily in other ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.
Because markets change, the Advisor manages the Flexible ETF’s portfolio using an active investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the Flexible ETF will invest predominately in Bond Underlying ETFs of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Flexible ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Flexible ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. The Flexible ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic and international corporate or government bonds.
To a lesser extent the Flexible ETF may also invest a portion of its assets in Total Return Underlying ETFs, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest rate risk. The Flexible ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Flexible ETF will invest predominately in Bond Underlying ETFs of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure.
FundX Conservative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Conservative ETF is an ETF-of-ETFs and as such invests primarily in ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.
Because markets change, the Advisor manages the Conservative ETF’s portfolio using an active investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the Conservative ETF may invest in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Underlying ETFs allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The Conservative ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities.
The Conservative ETF may also invest in Total Return and Bond Underlying ETFs which are less aggressive. Total Return Underlying ETFs may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying ETFs invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Conservative ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Conservative ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. Investments in Total Return and Bond Underlying ETFs are intended to reduce the risk and potential volatility of the Core Equity Underlying ETFs, although there can be no assurance that Bond Underlying ETFs will be able to moderate risk in this manner. The Conservative ETF utilizes Bond Underlying ETFs in an attempt to cushion stock market volatility because bond prices have historically fluctuated less than stocks, and bonds may provide steady interest payments that help support their returns.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Conservative ETF may invest in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.
FundX Future Fund Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed ETF that, under normal market conditions, will invest in equity securities of companies that the Advisor and Sub-Advisor (the “Advisors”) believe to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Advisors seek to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Advisors analyze companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Advisors believe can benefit from positive secular trends or “themes”) with reasonable valuations. The Advisors will sell a security when it believes the outlook for outperformance has deteriorated.
The Fund will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Fund may invest include common stock, preferred stock, exchange traded funds and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Fund may invest in foreign securities listed on foreign exchanges. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.
The Advisors anticipate using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Advisors, however, may increase portfolio turnover, depending upon market conditions.
The Fund may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Fund (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Fund may increase the amount of income received by payments from the borrow when lending securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed ETF that, under normal market conditions, will invest in equity securities of companies that the Advisor and Sub-Advisor (the “Advisors”) believe to be best positioned to take advantage of long-term megatrends.